Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Unit Split
Unit Split
On April 14, 2021, the Company executed the Second Amended and Restated Limited Liability Company Agreement, as a result of which the Company completed a 10,000 to 1 split of its authorized, issued and outstanding Units, resulting in 1,740,000 Class A Units and 8,360,000 Class B Units being authorized of which 1,740,000 and 8,160,000, respectively were issued and outstanding as of December 31, 2021. The Company also created a new class of units (“Class C Units”), of which 2,500,000 Class C Units were authorized and issued to the newly created entity GRIID Infrastructure Plan Equity LLC, through which profits interests may be issued to employees and service providers of the Company, subject to various vesting conditions. As of December 31, 2022, GRIID Infrastructure Equity Plan LLC had awarded 2,418,000 incentive units, of which 1,672,354 had vested. The holders of Class A Units, Class B Units, and Class C Units are entitled to one vote for each unit held.
All disclosures related to units and per unit data in the accompanying consolidated financial statements and related notes reflect this stock split for all periods presented.

Cryptocurrencies
Cryptocurrencies
Cryptocurrencies, consisting solely of bitcoin, are included in current assets in the accompanying consolidated balance sheets due to the Company’s ability to sell it in a highly liquid marketplace and its intent to liquidate its cryptocurrencies to support operations when needed. Cryptocurrencies awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed below.
The cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured.
In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. Given that the fair value of cryptocurrencies is readily available (i.e., exchange traded at high volumes with readily observable market prices), the Company determined that performing a qualitative assessment is not necessary, and therefore proceeds directly to a quantitative test. The Company tests cryptocurrency assets for impairment on a daily basis using the intraday low price. The Company measures the amount of impairment loss by comparing the fair value of the cryptocurrency assets to their carrying value on an awarded basis. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.
Purchases of cryptocurrencies by the Company are included within investing activities in the accompanying consolidated statements of cash flows, while cryptocurrencies awarded to the Company through its mining activities are included as a non-cash
adjustment within operating activities on the accompanying consolidated statements of cash flows. Proceeds from the sale of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in (loss) income from operations in the consolidated statements of operations. The Company recognizes realized gains or losses whenever cryptocurrencies are disposed of for any reason using the first-in
first-out
(“FIFO”) method of accounting.

Property and Equipment
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets:

Years
Land	Indefinite
Energy infrastructure	10
General infrastructure	30
IT infrastructure	5
Miners	3
Miner Chip Inventory	3
Vehicles	5
Office furniture and equipment	3
Leasehold improvements are amortized using the straight-line method over the shorter of the original lease term inclusive of renewals or the estimated useful life of the asset. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee should amortize the leasehold improvements to the end of their useful life. When assets are retired or disposed of, the cost together with related accumulated depreciation is removed from the Company’s accounts and the resulting gain or loss is reflected in the Company’s consolidated statements of operations.
Maintenance and repairs are charged to operating expense as incurred. Significant improvements that substantially enhance the useful life of an asset are capitalized and depreciated.

Long-Lived Assets Impairment
Long-Lived Assets Impairment
Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, for all assets except miners, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered appropriate. The Company tests its miners for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived asset (group) might not be recoverable. For example, if its miners are no longer contributing to the Company’s hash rate, or other macroeconomic conditions arise requiring impairment such as a decline in the price of bitcoin, the Company conducts further testing. These tests are done on a preliminary basis to determine whether any potential indicators of impairment exist. If it is determined that a miner is no longer contributing to the Company’s hash rate, is unusable, or other macroeconomic conditions arise, then the Company will proceed to a quantitative impairment test of recoverability. The recoverability of assets to be held is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Leases
Leases
The Company determines if an arrangement is a lease at inception of the agreement. Finance leases are included in finance lease right-of-use
(“ROU”) assets, and finance lease liability within long-term liabilities in the Company’s consolidated balance sheets. Operating leases are included in operating lease right-of-use
asset, and operating lease liability within long-term liabilities in the Company’s consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Finance and operating lease ROU assets and liabilities are recognized based on the present value of lease payments over the lease term at commencement date of the lease. ROU assets also include any initial direct costs incurred and any lease payments made at or before the lease commencement date, less lease incentive received. As the Company’s leases do not provide an implicit interest rate, the Company uses the borrowing rates available for similar assets over a similar term based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The Company’s lease terms may include options to extend or terminate the lease. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not recognize a ROU asset nor lease liability for short-term leases. Instead, it recognizes these short-term lease payments in the consolidated statements of operations on a straight-line basis over the lease term. Short-term leases are defined as 12 months or less in duration.

Revenue Recognition
Revenue Recognition
The Company earns revenue under payout models determined by the mining pool operator. The payout model relevant to the Company during the nine months ended September 30, 2023 and 2022 is referred to as Full Pay Per Share (“FPPS”). The Company notes that all revenue recognized during the nine months ended September 30, 2023 and 2022 was sourced from mining pools operating under the FPPS model.
The Company earns 5% of the generated cryptocurrency revenue that is earned under the Mining Services Agreement (see Note 13). The Company records revenue and expense from the arrangement on a gross basis, as the Company represents the principal in relation to the contract. Per the agreement, a $1,000 payment is made by the Customer one month in advance as prepayment for the reimbursement of direct operating and electricity costs. Reimbursement payments are considered reimbursement revenues. Direct costs incurred and reimbursed are also recorded as cost of goods sold. The Company records its revenue related to the 5% revenue share of the generated cryptocurrency under the Mining Services Agreement on a gross basis under mining services revenue in the Statement of Operations.
The Company earns various revenues under a development and operation agreement with Helix Digital Partners, LLC (“HDP”). The Company earns curtailment revenue during the months in which HDP curtails the supply of electricity to mines and sells the electricity to the market. A management fee is also recognized in connection with this agreement. The Company also generates cryptocurrency with a percentage to be paid to HDP the following month under the agreement. The Company records the revenues and expenses related to this agreement on a gross basis. The management fee is recognized as mining services revenue, whereas the curtailment revenue and revenue share amounts are recognized as other revenue. All amounts, due to each party, are accrued for and paid out in the next month.

Revenue Recognition
Revenue is recognized when control of the goods and services provided is transferred to the Company’s customers and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services using the following steps: (1) identification of the contract, or contracts with a customer, (2) identification of performance obligations in the contract, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations in the contract and (5) recognition of revenue when or as the Company satisfies the performance obligations.
To identify the performance obligations in a contract with a customer, the Company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”)
Topic 606 – Revenue from Contracts with Customers
definition of a distinct good or service if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to it (i.e., the good or service is capable of being distinct), and the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
The transaction price is the amount of consideration to which an entity expects to be entitled to receive in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all the following:

•	Variable consideration

•	Constraining estimates of variable consideration

•	The existence of a significant financing component in the contract

•	Noncash consideration

•	Consideration payable to a customer
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized under the accounting contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.
The Company participates, along with other cryptocurrency mining operators, in cryptocurrency mining pools by executing contracts with mining pool operators to perform hash computations for the mining pool. The contracts are terminable at any time by either party without substantive compensation to the other party for such termination. Upon termination, the mining pool operator (i.e., the customer) is required to pay the Company any amount due related to previously satisfied performance obligations. The Company’s enforceable right to compensation begins upon performing hash computations for the mining pool operator. Providing hash computation services is an output of the Company’s ordinary activities and performing such hash computations represents the only performance obligation in the Company’s contracts with mining pool operators.
There is no significant financing component present in these transactions.
The Company earns revenue under payout models determined by the mining pool operator. The payout model relevant to the Company during the years ended December 31, 2022 and 2021 is referred to as Full Pay Per Share (“FPPS”) payout model. The Company notes that substantially all revenue recognized during the years ended December 31, 2022 and 2021 was earned from providing hash computations to mining pool operators under the FPPS payout model.
FPPS Payout Model
Under the FPPS payout model, in exchange for performing hash computations (i.e., hashrate) for the mining pool operator (i.e., the customer), which represents the Company’s only performance obligation, the Company is entitled to receive compensation, payable in bitcoin, from the mining pool operator. The amount of compensation due to the Company is determined using the FPPS payout model detailed in the mining pool operator contract. Under the FPPS payout model, the Company earns compensation based upon three variables: Network Block Subsidies, Network Transaction Fees and Pool Operating Fees (each as defined below). The Company’s total compensation is calculated using the following formula: the sum of the Company’s share of (a) Network Block Subsidies and (b) Network Transaction Fees, less (c) Pool Operating Fees.
(1)
“Network Block Subsidies” means the total amount of block subsidies that are expected to be generated on the bitcoin network as a whole during the 24-hour period beginning at midnight UTC daily (i.e., the measurement period), regardless of whether the mining pool operator successfully records a block to the blockchain.

The Company’s share of Network Block Subsidies earned for each measurement period (the “Company’s Network Block Subsidies”) is determined by dividing (a) the total amount of hashrate the Company provides to the mining pool operator, by (b) the total bitcoin network’s implied hashrate (as determined by the bitcoin network difficulty), multiplied by (c) the Network Block Subsidies.

(2)	“Network Transaction Fees” means the total amount of transaction fees that are actually generated on the blockchain network as a whole during the measurement period.
The Company’s share of Network Transaction Fees earned for each measurement period is determined by dividing (a) the total amount of Network Transaction Fees, by (b) the total amount of Network Block Subsidies that are actually generated on the bitcoin network as a whole, multiplied by (c) the Company’s Network Block Subsidies.

(3)
“Pool Operating Fees” means the fees charged by the mining pool operator for operating the mining pool as set forth on a rate schedule to the mining pool contract. The Pool Operating Fees reduce the total amount of compensation GRIID receives and are only incurred to the extent that GRIID has generated mining revenue during the measurement period.

The mining pool operator (i.e., the customer) has a unilateral enforceable right to terminate the contract at any time without substantively compensating the other party for termination. Therefore, the Company has concluded that the duration of the contract is less than 24 hours and that the contract continuously renews throughout the day.
Additionally, the Company concluded that the mining pool operator’s (i.e., the customer’s) renewal right is not a material right because the renewal rights do not include any discounts; that is, the terms, conditions, and compensation amounts are at the then-current market rates.
For each contract, the Company measures the noncash consideration using the beginning of the day bitcoin spot price on the date of contract inception. The Company recognizes this noncash consideration on the same day that control of the contracted service transfers to the mining pool operator (i.e., the customer), which is the same day as contract inception.
Material Contracts with Customers
The Company earns revenues from material contracts with customers, the “Data Black River Development and
Operation Agreement” and the “Mining Services Agreement”. Refer to discussion within Note 15.

Cost of Revenue
Cost of Revenue
The Company’s cost of revenue consists primarily of direct costs of earning bitcoin related to mining operations, including electric power costs and other utilities, but excluding depreciation and amortization, which are separately stated in the Company’s consolidated statements of operations.

Unit-based Compensation
Unit-based Compensation
The Company accounts for its unit-based compensation in accordance with FASB 718,
Compensation – Stock Compensation
(“ASC 718”). Unit-based compensation expense is recorded for awards issued to employees and non-employees
using the fair value method with a corresponding increase in additional paid-in
capital.
Under the fair-value method, unit-based compensation associated with stock awards is determined based on the estimated fair value of the award itself, which is equal to the market value of common units on such date. The Company has selected the accrual method for recognizing compensation costs. The Company recognizes forfeitures as they occur.
Unit-based
compensation awards granted to employees are measured at the grant date fair value with compensation expense recognized on a straight–line basis over the requisite service period of the award.
Unit-based
compensation awards granted to
non-employees
are measured at fair value earlier of the date the performance commitment is reached, or performance is completed. The measurement of non-employee
equity awards is fixed on the grant date.

Segment Information
Segment Information
The Company operates as a single operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s operations are in the United States, and it has derived its revenue from selling hash rate to customers in the United States. All the Company’s assets are located in the United States.

Restricted Cash	Restricted Cash As of September 30, 2023, the Company has $323 of restricted cash related to a utility surety letter of credit for Red Dog.	Restricted Cash As of December 31, 2022, the Company has $323 of restricted cash related to a utility surety letter of credit for Red Dog.
Reclassifications
Reclassifications
Certain reclassifications have been made within the September 30, 2023 and September 30, 2022, consolidated statement of operations and consolidated statement of cash flow to conform as well as the September 30, 2023 balance sheet to the December 31, 2022 consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flow presentation.

Reclassifications
Certain reclassifications have been made within the December 31, 2021 consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flow to conform to the December 31, 2022 consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flow presentation.

Unaudited Interim Financial Information
Unaudited Interim Financial Information
In the opinion of the
Company
, the accompanying unaudited consolidated financial statements contain all adjustments (consisting of only normal recurring adjustments) necessary for a fair presentation of its financial position and its results of operations, changes in members’ deficit and cash flows. The accompanying consolidated balance sheet as of September 30, 2023 is unaudited. The accompanying consolidated balance sheet as of December 31, 2022 was derived from audited annual financial statements but these unaudited notes do not contain all of the disclosures from the previously audited annual financial statements. The accompanying unaudited consolidated financial statements and related financial information should be read in conjunction with the audited consolidated financial statements and related notes thereto as of and for the year ended December 31, 2022.
During the nine months ended September 30, 2023, there were no significant changes to the Company’s significant accounting policies described in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2022.

Basis of Presentation	Basis of Presentation The Company’s unaudited consolidated financial statements have been prepared in accordance with U.S. GAAP .	Basis of Presentation The Company’s audited consolidated financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation
Principles of Consolidation
The Company’s unaudited consolidated financial statements include the accounts of the Company and its eight wholly-owned subsidiaries: Union Data LLC (“Union Data”), Red Dog Technologies LLC (“Red Dog”), GIB Compute LLC (“GIB”), Data Black River LLC (“Data Black River”), Ava Data LLC (“Ava Data”), Jackson Data LLC (“Jackson Data”), Badin Data LLC (“Badin Data”), Tullahoma Data LLC (“Tullahoma Data”), LaFolette Data LLC (“LaFolette Data”) and Rutledge Development and Deployment LLC (“Rutledge Development and Deployment”).
All intercompany balances and transactions have been eliminated in consolidation. Amounts within the notes to the unaudited consolidated financial statements are presented in thousands of U.S. dollars, except for unit and per unit amounts or as otherwise indicated.

Principles of Consolidation
The Company’s audited consolidated financial statements include the accounts of the Company and its eight wholly-owned subsidiaries: Union Data LLC (“Union Data”), Red Dog Technologies LLC (“Red Dog”), GIB Compute LLC (“GIB”), Data Black River LLC (“Data Black River”), Ava Data LLC (“Ava Data”), Jackson Data LLC (“Jackson Data”), Badin Data LLC (“Badin Data”), Tullahoma Data LLC (“Tullahoma Data”), LaFolette Data LLC (“LaFolette Data”) and Rutledge Development and Deployment LLC (“Rutledge Development and Deployment”).
All intercompany balances and transactions have been eliminated in consolidation. Amounts within the notes to the audited consolidated financial statements are presented in thousands of U.S. dollars, except for unit and per unit amounts or as otherwise indicated.

Use of Estimates
Use of Estimates
The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such judgements, estimates and assumptions include revenue recognition, the useful lives and recoverability of long-lived assets, unit-based compensation expense, impairment analysis of indefinite lived intangibles, and the fair value of the Company’s warrant liability and embedded derivative liability. Actual results experienced by the Company may differ from those estimates.

Use of Estimates
The preparation of audited consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such judgements, estimates and assumptions include revenue recognition, the useful lives and recoverability of long-lived assets, unit-based compensation expense, impairment analysis of indefinite lived intangibles, and the fair value of the Company’s warrant liability and embedded derivative liability. Actual results experienced by the Company may differ from those estimates.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principle or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Valuations based on quoted prices (unadjusted) for identical assets or liabilities in active markets;

•
Level 2 – Valuations based on quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in inactive markets; or other inputs that are observable or can be corroborated by observable market data; and

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgement and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
In determining the fair value of its financial instruments, the Company considers the source of observable market data inputs, liquidity of the instrument, the credit risk of the counterparty to the contract, and its risk of nonperformance. In the case where the fair value is not observable for items subject to fair value measurement, the Company applies valuation techniques deemed the most appropriate under the U.S. GAAP guidance based on the nature of the assets and liabilities being measured.
As of December 31, 2022 and 2021, the financial assets or liabilities measured at fair value were the Company’s outstanding USD notes payable and warrant liability balances. The warrant liability associated with warrants issued in conjunction with the Company’s Third Amended and Restated Loan Agreement in 2021 as well as the Fourth Amended and Restated Loan Agreement in 2022 (see Note 11) is accounted for at fair value on a recurring basis with changes in fair value recognized in the consolidated statement of operations. Carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, and accounts payable and accrued liabilities, is of approximate fair value due to the short-term nature of these instruments. The fair value of the Company’s debt approximates carrying value as it was recorded at fair value upon the Company’s extinguishment of debt (see Note 11).

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Substantially all the Company’s cash and cash equivalents and investments are held at one U.S. financial institution in the United States that management believes is of high credit quality. Such deposits may, at times, exceed federally insured limits or may not be covered by deposit insurance at all. The Company had not experienced any credit losses on its cash and cash equivalents from date-of-inception
through December 31, 2022.
During the years ended December 31, 2022 and 2021, the Company chose to mine with certain mining pool operators, with revenue generated from their related mining pools constituted as follows:

	December 31, 2022	December 31, 2021
Pool 1	0.01%	16.70%
Pool 2	99.9%	75.00%
Pool 3	0.00%	8.30%
Additionally, the only cryptocurrency that the Company has mined to date has been bitcoin. As a result, the Company’s profitability is affected by changes in bitcoin pricing.

Income Taxes
Income Taxes
No provision for federal income taxes is presented in these consolidated financial statements as the Company is a limited liability company, and accordingly the Company’s taxable income is allocated to its members for income tax reporting purposes. However, in certain circumstances, the Company may be required to pay income taxes to state or local jurisdictions.
For the years ended December 31, 2022 and 2021, the Company was subject to entity-level taxes in certain states; however, the Company recorded no related liability, given its overall net operating loss position.
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effects of future tax rate changes are recognized in the period when the enactment of new rates occurs.
When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the positions taken or the amount of the positions that would be ultimately sustained. The benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the consolidated statements of operations.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
Recently Adopted
In August 2020, the FASB issued ASU
No. 2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP and simplifies the diluted earnings per share (“EPS”) calculation in certain areas. Under this ASU there is no separate accounting for embedded conversion features. It has removed certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception. ASU
2020-06
is effective for fiscal years beginning after December 15, 2021 for public companies. The Company notes that it adopted this standard as of January 1, 2022 and elected to adopt the modified transition methodology. The Company did not have any instruments that would require a cumulative catch-up
adjustment and therefore, this standard did not have a material impact on the Company’s audited consolidated financial statements.
Issued and Not Yet Adopted
The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s consolidated financial statements properly reflect the change.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASC 326 was originally effective for annual reporting periods beginning after December 15, 2019, including interim periods within that year. Following the release of ASU
2019-10
in

November 2019, the new effective date for ASC 326 would be for annual reporting periods beginning after December 15, 2022. The provisions of this ASU are to be applied using a modified-retrospective approach. The Company is currently evaluating the impact, if any, the adoption of ASC 326 may have on its consolidated financial statements and will adopt the provision in fiscal year
2023
.

Recently Issued Accounting Pronouncements
Recently Adopted
In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP and simplifies the diluted earnings per share (“EPS”) calculation in certain areas. Under this ASU there is no separate accounting for embedded conversion features. It has removed certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021 for public companies. The Company notes that it adopted this standard as of January 1, 2022 and elected to adopt the modified transition methodology. The Company did not have any instruments that would require a cumulative catch-up adjustment and therefore, this standard did not have a material impact on the Company’s audited consolidated financial statements.
Issued and Not Yet Adopted
The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s consolidated financial statements properly reflect the change.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASC 326”). ASC 326 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASC 326 was originally effective for annual reporting periods beginning after December 15, 2019, including interim periods within that year. Following the release of ASU
2019-10
in November 2019, the new effective date for ASC 326 would be for annual reporting periods beginning after December 15, 2022. The provisions of this ASU are to be applied using a modified-retrospective approach. The Company is currently evaluating the impact, if any, the adoption of ASC 326 may have on its consolidated financial statements and will adopt the provision in fiscal year 2023.

ADIT EDTECH ACQUISITION CORP [Member]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the balances and results for the periods presented. Operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected through December 31, 2023.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form
10-K
filed by the Company with the SEC on March 28, 2023.

Basis of Presentation
The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, ADEX Merger Sub, LLC. There has been no intercompany activity since inception.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, ADEX Merger Sub, LLC. There has been no intercompany activity since inception.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2023 and December 31, 2022.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

Cash Held in Trust Account
Cash Held in Trust Account
Cash held in Trust Account consist of cash, and, prior to January 2023, United States treasury securities. The Company in January 2023 instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash in an interest-bearing demand deposit account until the earlier of consummation of the Company’s initial business combination or liquidation.
The Company classified its United States Treasury securities held prior to January 2023 as held-to-maturity
in accordance with ASC Topic 320, “Investments—Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.
Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion are included in the “Trust interest income” line item in the condensed consolidated statements of operations. Trust interest income is recognized when earned.

Cash and Securities Held in Trust Account
Cash and Securities Held in Trust Account
Cash and securities held in Trust Account consist of United States Treasury securities. The Company classifies its United States Treasury securities as held-to-maturity in
accordance with ASC Topic 320, “Investments—Debt
and Equity
Securities.” Held-to-maturity securities
are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury
securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.
A decline in the market value
of held-to-maturity securities
below cost that is deemed to be other than temporary results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted
performance of the investee, and the general market condition in the geographic area or industry the investee operates in.
Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security
as an adjustment to yield using the effective-interest method. Such amortization and accretion are included in the “Trust interest income” line item in the statements of operations. Trust interest income is recognized when earned.
Cash held in Trust Account for redeemed shares represents amount owed to a stockholder for the shares of common stock they elected to redeem in connection with the shareholder meeting held on December 23, 2022, which was not paid at such time due a clerical error, and was subsequently corrected. As of December 31, 2022, the amount due to this stockholder is reflected as common stock to be redeemed in the accompanying consolidated balance sheet.

Fair Value of Financial Instruments
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets. The fair values of cash and promissory note to related party are estimated to approximate the carrying values as of September 30, 2023 and December 31, 2022 due to the short maturities of such instruments.
The fair value of the Private Placement Warrants is based on a Monte Carlo valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Placement Warrants is classified as Level 3. See Note 6 for additional information on assets and liabilities measured at fair value.

Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the consolidated balance sheets. The fair values of cash and promissory note to related party are estimated to approximate the carrying values as of December 31, 2022 and December 31, 2021 due to the short maturities of such instruments.
The fair value of the Private Placement Warrants is based on a Monte Carlo valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the Private Placement Warrants is classified as Level 3. See Note 6 for additional information on assets
and liabilities measured at fair value.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At September 30, 2023 and December 31, 2022, the Company has not experienced losses on this account, and management believes that the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. At December 31, 2022 and December 31, 2021, the Company has not experienced losses on this account, and management believes that the Company is not exposed to significant risks on such account.

Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption
All of the 27,600,000 shares of common stock sold as part of the Units (see Note 3) contain a redemption feature, which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with a Business Combination or certain amendments to the Company’s amended and restated articles of incorporation. In accordance with
ASC480-10-S99,
redemption provisions, not solely within the control of the Company, require shares of common stock subject to redemption to be classified outside of permanent equity. Therefore, all outstanding Public Shares were classified outside of permanent equity as of September 30, 2023 and December 31, 2022.
The Company recognizes changes in redemption value immediately as they occur upon the IPO and will adjust the carrying value of redeemable shares of common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of common stock are recorded as charges against additional paid-in
capital and accumulated deficit.
On December 23, 2022, the Company held a special meeting of stockholders in which the stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must consummate its initial Business Combination up to six times at the election of the Company’s board of directors for an additional one month each time (for a maximum of six
one-month
extensions) or otherwise (a) cease all operations except for the purpose of winding up, (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem all of the shares of Common Stock included as part of the Units sold in the Company’s IPO and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and in accordance with applicable law, dissolve and liquidate. On July 11, 2023, we obtained stockholder approval to allow us to further extend the time by which we must complete our initial business combination up to an additional two times at the election of our board of directors for an additional three months each time, for a maximum of two three-month extensions.
In connection with the stockholders’ vote at the special meeting of stockholders on December 23, 2022, holders of 25,132,578 shares of Common Stock exercised their right to redeem such Public Shares for a pro rata portion of the funds in the Company’s Trust Account, representing approximately $253.6 million (approximately $10.09 per share). Following such redemptions, the Company had 2,467,422 Public Shares outstanding.
In connection with the stockholders’ vote at a special meeting of stockholders held on July 11, 2023, holders of 467,396 shares of common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account, representing approximately $4.9 million (approximately $10.58 per share). Following redemptions, we have 2,000,026 IPO Shares outstanding.

Common Stock Subject to Possible Redemption
All of the shares of common stock sold as part of the Units (see Note 3) contain a redemption feature, which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with a Business Combination or certain amendments to the Company’s amended and restated articles of incorporation. In accordance with ASC
480-10-S99,
redemption provisions, not solely within the control of the Company, require shares of common stock subject to redemption to be classified outside of permanent equity. Therefore, shares of common stock were classified outside of permanent equity as of December 31, 2022 and December 31, 2021.
The Company recognizes changes in redemption value immediately as they occur upon the IPO and will adjust the carrying value of redeemable shares of common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of common stock are recorded as charges against additional paid-in
capital and accumulated deficit.
On December 23, 2022, the Company held a special meeting of stockholders in which the stockholders approved an amendment to the Company’s Amended and Restated Certification of Incorporation to extend the date by which the Company must consummate its initial Business Combination up to six times at the election of the Company’s board of directors for an additional one month each time (for a maximum of six
one-month
extensions) or otherwise (a) cease all operations except for the purpose of winding up, (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem all of the shares of Common Stock included as part of the units sold in the Company’s initial public offering and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and in accordance with applicable law, dissolve and liquidate (the “Extension Proposal”).
In connection with the stockholders’ vote at the special meeting of stockholders on December 23, 2022, stockholders representing 25,132,578 shares of common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account for approximately $253.6 million (approximately $10.09 per share). Following redemptions, the Company has 2,467,422 Public Shares outstanding.

Net (Loss) Income Per Share of Common Stock
Net (Loss) Income Per Share of Common Stock
The Company has two categories of shares, which are referred to as redeemable shares of common stock and non-redeemable
shares of common stock. Earnings and losses are shared pro rata between the two categories of shares.
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each category for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022
	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock
Basic and diluted net (loss) income per share :
Numerator:
Allocation of net (loss) income	$(56,400)	$(188,823)	$540,910	$135,228	$(467,825)	$(1,385,134)	$3,700,308	$925,077
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	2,060,991	6,900,000	27,600,000	6,900,000	2,330,456	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(0.03)	$(0.03)	$0.02	$0.02	$(0.20)	$(0.20)	$0.13	$0.13

Net Income (Loss) Per Share of Common Stock
The Company has two categories of shares, which are referred to as redeemable shares of common stock and non-redeemable
shares of common stock. Earnings and losses are shared pro rata between the two categories of shares. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category for the year-ended December 31, 2022 and 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$3,860,456	$972,392	$(2,091,672)	$(541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	27,393,431	6,900,000	26,492,055	6,853,151
Basic and diluted net income (loss) per ordinary share	$0.14	$0.14	$(0.08)	$(0.08)

Offering Costs Associated with Initial Public Offering
Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of the
ASC340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. The Company incurred offering costs amounting to approximately $15.8 million as a result of the IPO, consisting of approximately $5.5 million of underwriting discount, approximately $9.7 million of deferred underwriting discounts and commissions, and approximately $0.7 million of other offering costs.

Offering Costs associated with the Initial Public Offering
The Company complies with the requirements of the
ASC 340-10-S99-1 and
SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. The Company incurred offering costs amounting to approximately $15.8 million as a result of the IPO, consisting of approximately $5.5 million of underwriting discount, approximately $9.7 million of deferred underwriting discounts and commissions, and approximately $0.7 million of other offering costs.

Derivative Financial Instruments
Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and
ASC815-40,
“Derivatives and Hedging – Contracts in Entity’s Own Stock
(“ASC815-40”).”The
classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
At September 30, 2023 and December 31, 2022, the Company has evaluated both the Public Warrants (as defined below) and Private Placement Warrants under ASC 480 and
ASC815-40.
Such guidance provides that because the Private Placement Warrants do not meet the criteria for equity treatment thereunder, each Private Placement Warrant must be recorded as a liability. Accordingly, the Company classified each Private Placement Warrant as a liability at its fair value. This liability is subject to
re-measurement
at each balance sheet date. With each such
re-measurement,
the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations. On the date of the IPO, the Company’s Private Placement Warrants met the criteria for equity accounting treatment. On December 23, 2021, the Private Placement Warrants were modified such that the Private Placement Warrants no longer meet the criteria for equity treatment. As such, the Private Placement Warrants were treated as derivative liability instruments from the date of the modification.

Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Stock
(“ASC 815-40”).” The
classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at
the end of each reporting period.
At December 31, 2022 and December 31, 2021, the Company has evaluated both the Public Warrants (as defined below) and Private Placement Warrants under ASC 480 and
ASC 815-40.
Such guidance provides that because the Private Placement Warrants do not meet the criteria for equity treatment thereunder, each Private Placement Warrant must be recorded as a liability. Accordingly, the Company classified each Private Placement Warrant as a liability at its fair value. This liability is subject to re-measurement
at each balance sheet date. With each such
re-measurement,
the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations. On the date of the IPO, the Company’s Private Placement Warrants met the criteria for equity accounting treatment. On December 23, 2021, the Private Placement Warrants were modified such that the Private Placement Warrants no longer meet the criteria for equity treatment. As such, the Private Placement Warrants were treated as derivative liability instruments from the date of the modification.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, “Income Taxes”, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry-forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of September 30, 2023 and December 31, 2022, the Company’s deferred tax asset had a full valuation allowance recorded against it. The Company’s effective tax rate was (18.14%) and 30.31% for the three months ended September 30, 2023 and 2022, respectively, and (6.64%) and 6.41% for the nine months ended September 30, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three months ended September 30, 2023 and 2022, due to changes in fair value in warrant liability, nondeductible acquisition expenses, and the valuation allowance on the deferred tax assets.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Risks and Uncertainties
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the Company’s condensed consolidated financial statements and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Inflation Reduction Act of 2022
The Inflation Reduction Act of 2022, signed into law on August 16, 2022, introduced a new excise tax on repurchases of stock after December 31, 2022 by domestic corporations whose stock is traded on an established securities market. The U.S. Department of the Treasury and the Internal Revenue Services have issued initial guidance on which taxpayers may rely on until proposed regulations are published. The new excise tax is imposed on the repurchasing corporation, not the stockholders whose stock is repurchased.
The tax is imposed at a rate of 1% of the fair market value of the stock repurchased during the corporation’s taxable year, reduced by the fair market value of stock issued during the taxable year and any repurchased stock that is statutorily excepted from the excise tax. Because the Company is a Delaware corporation and its common stock is traded on the NYSE American, repurchases of the Company’s stock for cash will be subject to this 1% excise tax, subject to the amount of Common Stock that the Company may issue. The excise tax will be imposed for any taxable year only if the amount of Common Stock repurchased (without regard to the value of stock issued during the year or excepted from the excise tax) exceeds $1 million. Under the initial guidance, the due date for payment of the excise tax for the current taxable year is April 30, 2024. The Company has confirmed that funds in the Trust Account, including the interest earned thereon, shall not be used to pay for any excise tax that may be levied in connection with any redemptions of its Public Shares.
On July 11, 2023, holders of 467,396 Public Shares exercised their right to redeem such Public Shares for a total of approximately $4.9 million. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a Business Combination as of September 30, 2023 and determined that a contingent liability should be calculated and recorded. The referenced contingent liability does not impact the condensed consolidated statements of operations during the referenced period and as pursuant to ASC
480-10-599-3A
is offset against accumulated deficit. As of September 30, 2023, the Company recorded approximately $49,000 of excise tax liability calculated as 1% of the redemption amoun
t of $4.9 million.

Risks and Uncertainties
Management continues to evaluate the impact of
the COVID-19 pandemic
on the Company’s consolidated financial statements and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Inflation Reduction Act of 2022
The Inflation Reduction Act of 2022, signed into law on August 16, 2022, introduced a new excise tax on repurchases of stock after December 31, 2022 by domestic corporations whose stock is traded on an established securities market. The new excise tax is imposed on the repurchasing corporation, not the stockholders whose stock is repurchased. The tax is imposed at a rate of 1% of the fair market value of the stock repurchased during the corporation’s taxable year, reduced by the fair market value of stock issued during the taxable year. Because the Company is a Delaware corporation and its common stock is traded on the NYSE American, repurchases of the Company’s stock will be subject to this 1% excise tax. Recently issued guidance from the Department of the Treasury and the Internal Revenue Service does not exclude the Company’s common stock issued in exchange for units of GRIID limited liability company membership units from reducing the value of repurchased stock for this purpose. If the fair market value of the redeemed Public Shares is netted against the fair market value of the Company’s common stock issued in connection with the Merger, there should be no liability for the stock repurchase excise tax as a result of the redemption of Public Shares.
If, however, the new excise tax is imposed on the Company with respect to redemptions of Public Shares in connection with the Merger, the Company will use interest earned on the Trust Account, as permitted by the Amended and Restated Certificate of Incorporation, to satisfy any excise tax liability.

Recently Issued Accounting Pronouncements
Recent Accounting Standards
In August 2020, the FASB issued Accounting Standards Update (“ASU”)
2020-06,
Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40)
(“ASU2020-06”)
to simplify accounting for certain financial instruments.
ASU2020-06
eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity.
ASU2020-06
amends the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments.
ASU2020-06
is effective January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that
ASU2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Standards
In August 2020, the FASB issued Accounting Standards Update
(“ASU”) 2020-06, Debt
— Debt with Conversion and Other Options
(Subtopic 470-20) and
Derivatives and Hedging — Contracts in Entity’s Own Equity
(Subtopic 815-40) (“ASU 2020-06”) to
simplify accounting for certain financial instruments.

ASU 2020-06 eliminates
the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU
2020-06 amends
the diluted earnings per share guidance, including the requirement to use the if-converted
method for all convertible instruments.
ASU 2020-06 is
effective January 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company is currently assessing the impact, if any, that
ASU 2020-06 would
have on its financial position, results of operations or cash flows.
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying consolidated financial statements.